Investment Securities (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Amortized Cost and Estimated Fair Value of Securities Available-for-Sale
The amortized cost and estimated fair value of securities
available-for-sale
and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income at December 31, 2019 and 2018 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
2019	Cost	Gains	Losses	Fair Value

Securities available-for-sale
Obligations of U.S.
Government agencies	$97,400	$—	$289	$97,111
Mortgage-backed securities	308,310	640	2,050	306,900
State, County, Municipals	59,724	708	60	60,372

Total	$465,434	$1,348	$2,399	$464,383

		Gross	Gross
	Amortized	Unrealized	Unrealized
2018	Cost	Gains	Losses	Fair Value

Securities available-for-sale
Obligations of U.S.
Government agencies	$99,366	$—	$3,388	$95,978
Mortgage-backed securities	259,742	5	12,373	247,374
State, County, Municipals	105,591	67	4,264	101,394

Total	$464,699	$72	$20,025	$444,746

Summary of Unrealized Loss Information for Available-for-sale Securities
A summary of unrealized loss information for AFS securities, categorized by security type follows:

December 31, 2019	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S.
Government agencies	$76,682	217	$20,429	72	$97,111	289
Mortgage backed securities	101,730	871	76,630	1,179	178,360	2,050
State, County, Municipal	8,280	37	3,731	23	12,011	60

Total	$186,692	1,125	$100,790	1,274	$287,482	2,399

December 31, 2018	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S.
Government agencies	$—	—	$95,978	3,388	$95,978	3,388
Mortgage backed securities	12,258	179	234,929	12,194	247,187	12,373
State, County, Municipal	12,624	285	76,536	3,979	89,160	4,264

Total	$24,882	464	$407,443	19,561	$432,325	20,025

Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity
The amortized cost and estimated fair value of securities at December 31, 2019, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Securities AFS
Due in one year or less	$345	$345
Due after one year through five years	89,920	89,681
Due after five years through ten years	18,678	18,808
Due after ten years	48,181	48,649
Residential mortgage backed securities	259,309	258,415
Commercial mortgage backed securities	49,001	48,485

Total	$465,434	$464,383

Total Gross Realized Gains and Gross Realized Losses from Sale of Investment Securities
Gross realized gains and losses are included in net gains on sales of securities. Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2019	2018	2017
Gross realized gains	$414	$171	$633
Gross realized losses	223	160	528

Net realized gains	$191	$11	$105